Debt issued designated at fair value (Table)	12 Months Ended
Dec. 31, 2025
Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD m 31.12.25 31.12.24
Issued debt instruments
Equity-linked
1
60,303 54,069
Rates-linked
26,324 23,641
Fixed-rate 12,478 14,250
Credit-linked 3,597 5,225
Commodity-linked 3,030 3,592
Other 1,812 1,789
Total debt issued designated at fair value
2
107,544 102,567
of which: issued by UBS AG standalone with original maturity greater than one year
3
90,071 82,491
1 Includes investment
fund unit-linked
instruments issued.
2 As of
31 December 2025,
100
% of Total
debt issued designated
at fair value
was unsecured
(31 December 2024:
100
%).
3 Based on
original
contractual maturity without considering any early redemption features.